Summary of Outstanding Borrowings and Borrowing Capacities (Parenthetical) (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 30,833
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	77
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	74
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	149
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	78
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 167